Document And Entity Information	Sep. 08, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2020
Entity Registrant Name	Equitable Holdings, Inc.
Entity Central Index Key	0001333986
Entity Emerging Growth Company	false
Entity File Number	001-38469
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-0226248
Entity Address Address Line1	1290 Avenue of the Americas
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10104
City Area Code	212
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document And Entity Information [Line Items]
Title of each class	Common Stock
Trading Symbol	EQH
Name of Exchange on which registered	NYSE
Noncumulative Perpetual Preferred Stock, Series A
Document And Entity Information [Line Items]
Title of each class	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series A
Trading Symbol	EQH PR A
Name of Exchange on which registered	NYSE